Cover	Sep. 11, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	000-55611
Entity Registrant Name	HUBILU VENTURE CORPORATION
Entity Central Index Key	0001639068
Entity Tax Identification Number	47-3342387
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Washington Blvd.
Entity Address, Address Line Two	Suite 704
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292
City Area Code	310
Local Phone Number	308-7887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	HBUV
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	205 S. Beverly Drive Suite 205
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212